BALANCE SHEETS (Parenthetical) (USD $)	Aug. 31, 2012	Nov. 30, 2011	Nov. 30, 2010
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	75,000,000	75,000,000	75,000,000
Common stock, issued shares	4,510,000	4,510,000	4,510,000
Common stock, outstanding shares	4,510,000	4,510,000	4,510,000